Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (57,346)	$ 5,969	$ 3,630
Weighted average number of common shares, basic	33,159,328	26,934,533	15,536,028
Weighted average number of common shares, diluted	33,159,328	26,934,533	15,543,916
Earnings Per Share, Basic and Diluted	$ (1.73)	$ 0.22	$ 0.23
[EarningsLossPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	(57,346)	5,969	3,630
Distributed earnings allocated to restricted shares	0	(104)	(34)
Net Income / (loss) Available to Common Stockholders	(57,346)	5,865	3,596
Weighted average number of common shares, basic	33,159,328	26,934,533	15,536,028
Effect of dilutive restricted shares	0	0	0
Weighted average number of common shares, diluted	33,159,328	26,934,533	15,536,028
Earnings Per Share, Basic and Diluted	$ (1.73)	$ 0.22	$ 0.23
[EarningsLossPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	(57,346)	5,969	3,630
Distributed earnings allocated to restricted shares	0	(104)	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (57,346)	$ 5,865	$ 3,630
Weighted average number of common shares, basic	33,159,328	26,934,533	15,536,028
Effect of dilutive restricted shares	0	0	7,888
Weighted average number of common shares, diluted	33,159,328	26,934,533	15,543,916
Earnings Per Share, Basic and Diluted	$ (1.73)	$ 0.22	$ 0.23